Subsequent Events/Other (Details) (USD $) Share data in Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Subsequent Events/Other (Textuals) [Abstract]
Impairment	$ 45,380,000	$ 11,124,000	$ 116,418,000
Other expenses	(11,928,000)	(6,487,000)	(5,760,000)
Number of consolidated properties disposed of	600
Number of land parcels on which impairment charged due to Company's plan change	2	1
Repayment of mortgage loans	173,000,000
Number of Apartment Property Acquired	2
Number of apartment units	521
Value of acquired property	137,100,000
Number of consolidated apartment units sold	2
Value of sold properties	32,700,000
Forfeited deposits			700,000
Pursuit costs write offs	5,300,000	4,800,000	5,600,000
Litigation Settlement, Expense	5,200,000	200,000	1,700,000
Number Of Potential Condo Sales			38
Acquisition of properties	6,600,000	1,700,000	200,000
Estimates of lost revenue and garage reconstruction	12,000,000
Estimates of lost revenue and garage reconstruction after insurance reimbursements	8,000,000
Impairment charge recognized to write-off	1,300,000
Initial insurance proceeds	4,000,000
Real estate tax and insurance	5,500,000
Common shares issued under the Company's ATM share offering program	3.0
Average price per Common Shares	$ 50.84
Total consideration for shares issued through ATM program	$ 4,500,000
Additional shares authorized under the Company's ATM share offering program	10.0